S000051686 [Member] Annual Fund Operating Expenses - Franklin U.S. Low Volatility High Dividend Index ETF - Franklin U.S. Low Volatility High Dividend Index ETF	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.27%